Commitments and Contingencies - Schedule of Future Cash Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 478
2016	150
2017	150
2018	150
2019	150
Thereafter	530
Total	$ 1,608